Condensed Financial Information of the Parent Company (Unaudited) (Details) - Schedule of parent company balance sheets - Parent Company [Member] - USD ($)		Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash		$ 1,139,015	$ 3,079,046
Prepayments		222,556	4,701,968
Amount due from related parties		14,080,100	14,083,531
Total current assets		15,441,671	21,864,545
NON-CURRENT ASSET
Investment in subsidiaries and VIEs		48,087,748	25,804,389
Total assets		63,529,419	47,668,934
LIABILITIES		21,497,787
SHAREHOLDERS’ EQUITY
Ordinary shares: $0.001 par value, 50,000,000 shares authorized, 22,960,277 and 19,134,277 shares issued and outstanding as of December 31, 2022 and 2021, respectively*	[1]	22,960	19,134
Share subscription receivables		(847,086)	(847,086)
Additional paid-in capital		35,678,430	41,792,071
Statutory reserves		1,036,841	916,148
Retained earnings		7,704,538	5,929,043
Accumulated other comprehensive (loss) income		(1,564,051)	(140,376)
Total shareholders’ equity		42,031,632	47,668,934
Total liabilities and shareholders’ equity		$ 63,529,419	$ 47,668,934

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on February 12, 2020.